Commitments, Contingent Liabilities, and Guarantees - Guarantees (Details) $ in Millions	Dec. 31, 2025 USD ($)
Guarantor Obligations [Line Items]
Maximum Potential Undiscounted Future Payments	$ 21,582
Liability Recorded	161
Standby letters of credit
Guarantor Obligations [Line Items]
Maximum Potential Undiscounted Future Payments	6,453
Liability Recorded	69
Recourse agreement with FNMA
Guarantor Obligations [Line Items]
Maximum Potential Undiscounted Future Payments	8,187
Liability Recorded	57
Residential mortgage reserve
Guarantor Obligations [Line Items]
Maximum Potential Undiscounted Future Payments	3,418
Liability Recorded	8
Written options
Guarantor Obligations [Line Items]
Maximum Potential Undiscounted Future Payments	3,524
Liability Recorded	$ 27